Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 3,495	€ 3,495
Property, plant and equipment	45,069	4,325
Investment in associate	15,538	17,083
Deposits	1,463	1,158
Total non-current assets	65,565	26,061
Current assets
Receivable from associate	804
Trade receivables		6
Other receivables	3,136	1,775
Prepayments	7,648	12,415
Income taxes receivable	1,473	849
Cash and cash equivalents	598,106	277,862
Total current assets	611,167	292,907
Total assets	676,732	318,968
Equity
Share capital	6,443	5,659
Distributable equity	590,671	274,391
Total equity	597,114	280,050
Non-current liabilities
Lease liabilities	30,720
Other payables	908
Total non-current liabilities	31,628
Current liabilities
Lease liabilities	5,899
Contract liabilities	858	6,902
Trade payables	27,765	19,740
Other payables	13,349	12,267
Income taxes payable	119	9
Total Current liabilities	47,990	38,918
Total liabilities	79,618	38,918
Total equity and liabilities	€ 676,732	€ 318,968